Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	35 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000234047 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Credit Bond Index Fund
Average Annual Return, Percent	(1.08%)	5.87%	1.10%
C000234048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Credit Bond Index Fund
Average Annual Return, Percent	3.07%	8.36%	4.15%
C000234049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Government Bond Index Fund
Average Annual Return, Percent	(0.18%)	6.58%	(4.46%)
C000234050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Government Bond Index Fund
Average Annual Return, Percent	3.58%	7.94%	2.58%
C000234051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares U.S. Securitized Bond Index Fund
Average Annual Return, Percent	3.03%	9.04%	1.74%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.57%	8.02%	1.87%
Bloomberg U S Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	(0.99%)	6.02%	1.12%
Bloomberg U S Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	3.08%	8.36%	4.09%
Bloomberg U S Government Long Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Long Index
Average Annual Return, Percent	(0.18%)	6.67%	(4.54%)
Bloomberg U S Government Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Intermediate Index
Average Annual Return, Percent	3.52%	7.94%	2.52%
Bloomberg U S Securitized MBS ABS and CMBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index
Average Annual Return, Percent	3.05%	8.98%	1.73%